Employee Benefit - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase by 0.50%	₨ (166)	$ (3)	₨ (155)
Decrease by 0.50%	170	3	161
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase by 0.50%	151	2	141
Decrease by 0.50%	₨ (145)	$ (2)	₨ (142)